Note 4 - Commitments and Contingencies (Tables)	12 Months Ended
Mar. 31, 2016
Notes Tables
Schedule of Future Minimum Rental Payments for Operating Leases [Table Text Block]
2017	$61,106
2018	32,736
2019	2,728
2020	—
2021	—
Total	$96,570